Label	Element	Value
Virtus KAR Global Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus KAR Global Small-Cap Fund (the “Fund”),
a series of Virtus Investment Trust

Supplement dated January 27, 2023, to the Fund’s Summary Prospectus and the

Virtus Investment Trust Statutory Prospectus, each dated October 28, 2022, as supplemented

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus KAR Global Small-Cap Fund
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2023 the benchmark to which performance of the Fund is compared is the MSCI All Country World Small Cap Index (net), replacing MSCI World Small Cap Index (net). This change is being made to more closely match the Fund’s primary benchmark to its principal investment strategy.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Important Notice to Investors

Effective January 1, 2023 the benchmark to which performance of the Fund is compared is the MSCI All Country World Small Cap Index (net), replacing MSCI World Small Cap Index (net). This change is being made to more closely match the Fund’s primary benchmark to its principal investment strategy.

Additional Information about the MSCI All Country World Small Cap Index (net)

The MSCI All Country World Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.